Velocity Commercial Capital Loan Trust 2022-1 ABS-15G

Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	8	28.57%
Delinquency, No Missing Data	20	71.43%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	28	100.00%